General and Administrative - Summary of General and Administrative Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant non cash charges [abstract]
Average performance factor used to calculate the accrual related to the anticipated fair value of the PSUs issue	191.00%	187.00%